Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - Warranty by Endorsement and Sureties [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	$ 224,079	$ 280,838
Net change on exposures	162,065	(51,090)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	53,525	(5,669)
Exposure as Total	439,669	224,079
Gross carrying amount [member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	186,051	249,306
Net change on exposures	168,112	(31,759)
Transfer to Stage 1	3,870	29,099
Transfer to Stage 2	(2,300)	(55,270)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	47,746	(5,325)
Exposure as Total	403,479	186,051
Gross carrying amount [member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	131	395
Net change on exposures	369	(231)
Transfer to Stage 1	320
Transfer to Stage 2	(313)	(65)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	60	32
Exposure as Total	567	131
Gross carrying amount [member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	32,267	31,137
Net change on exposures	(6,416)	(19,038)
Transfer to Stage 1	(3,870)	(29,099)
Transfer to Stage 2	8,859	55,270
Transfer to Stage 3		(6,069)
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	4,783	66
Exposure as Total	35,623	32,267
Gross carrying amount [member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures		(62)
Transfer to Stage 1	(320)
Transfer to Stage 2	313	65
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	7	(3)
Exposure as Total
Gross carrying amount [member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	5,630
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2	(6,559)
Transfer to Stage 3		6,069
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments	929	(439)
Exposure as Total		5,630
Gross carrying amount [member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as Total
ECL [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	6,068	63
Net change on exposures	(126)	2,819
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(3,369)	2,974
Changes to models and assumptions	1	393
Foreign exchange adjustments	1,180	(181)
Exposure as Total	3,754	6,068
ECL [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	174	41
Net change on exposures	26	(19)
Transfer to Stage 1	8	1
Transfer to Stage 2	(2)	(18)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	(2)
Changes to models and assumptions		167
Foreign exchange adjustments	35	2
Exposure as Total	239	174
ECL [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures	1
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions	1
Foreign exchange adjustments
Exposure as Total	2
ECL [Member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	264	22
Net change on exposures	(153)	2,838
Transfer to Stage 1	(8)	(1)
Transfer to Stage 2	6,561	18
Transfer to Stage 3		(3,034)
Impact on year-end ECL of exposures transferred between stages during the year	(3,367)	159
Changes to models and assumptions		226
Foreign exchange adjustments	216	36
Exposure as Total	3,513	264
ECL [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as Total
ECL [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period	5,630
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2	(6,559)
Transfer to Stage 3		3,034
Impact on year-end ECL of exposures transferred between stages during the year		2,815
Changes to models and assumptions
Foreign exchange adjustments	929	(219)
Exposure as Total		5,630
ECL [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as Total